CONSOLIDATED STATEMENTS OF CASH FLOWS - CAD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
OPERATING ACTIVITIES
Loss and comprehensive loss	$ (2,661,589)	$ (2,088,400)
ITEMS NOT AFFECTING CASH
Share-based payments	319,103	216,636
Unrealized loss (gain) on marketable securities	168,800	(253,500)
Change in non-cash working capital items	(110,544)	(48,113)
OPERATING ACTIVITIES	(2,284,230)	(2,173,377)
FINANCING ACTIVITIES
Exercise of stock options	1,433,333	189,399
FINANCING ACTIVITIES	1,433,333	189,399
INVESTING ACTIVITIES
Redemption (purchase) of short-term investments	2,413,139	3,400,000
Mineral property expenditures	(1,778,562)	(1,634,658)
INVESTING ACTIVITIES	634,577	1,765,342
CHANGE IN CASH AND CASH EQUIVALENTS	(216,320)	(218,636)
Cash and cash equivalents Beginning	611,690	830,326
CASH AND CASH EQUIVALENTS - ENDING	$ 395,370	$ 611,690